INITIAL PUBLIC OFFERING (Details Narrative)	Dec. 03, 2021 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000
Purchase price, per Unit | $ / shares	$ 10.15
Number of shares in a unit	1
IPO [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued per unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Purchase price, per Unit | $ / shares	$ 10.00